Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Contributions to medical and pension schemes	¥ 1,778.7	¥ 1,786.5	¥ 1,710.4
Other employee benefits	1,412.9	1,398.1	1,202.8
Total group's employee welfare benefits expense	¥ 3,191.6	¥ 3,184.6	¥ 2,913.2